UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    175 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     Peter D. Field
Title:    Vice President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     Peter D. Field       New London, NH       November 13, 2001

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   99

Form 13F Information Table Value Total:    $268,506













































ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5

ITEM 6

ITEM 7

ITEM 8

NAME OF ISSUER
TITLE OF CLASS
CUSIP #
FAIR MKT VAL
SHARE
(A) SOLE
(B) SHARED
(C) SHARED
Managers

VOTING AUTHORITY SHARES







AS DEF IN
OTHER
See Instr V
(A)SOLE
(B)SHARED
(C)NONE






INST. 5





Abbott Labs
Common
002824100
$8,632
166475
x



96450

70025
Air Products & Chemicals
Common
009158106
$479
12425
x



4700

7725
Albertsons Inc
Common
013104104
$5,831
182895
x



102800

80095
Allegheny Energy Inc.
Common
017361106
$2,222
60550
x



42200

18350
Ambac Financial Group, Inc.
Common
023139108
$1,031
18850
x



7350

11500
Ameren Corp.
Common
023608102
$738
19225
x



7200

12025
American Power Conversion
Common
029066107
$670
57350
x



28500

28850
Amgen, Inc
Common
031162100
$200
3410
x



100

3310
Anheuser-Busch
Common
035229103
$8,157
194779
x



102675

92104
AOL Time Warner
Common
00184A105
$3,286
99285
x



43875

55410
Atmel Corp.
Common
049513104
$180
27000
x



27000

0
B.F.Goodrich Company
Common
382388106
$561
28775
x



11100

17675
Barr Laboratories
Common
068306109
$269
3400
x



3400

0
Bear Stearns Cos
Common
073902108
$4,802
96015
x



63650

32365
Biogen, Inc.
Common
090597105
$3,603
64825
x



28725

36100
BJ Services Co
Common
055482103
$3,777
212285
x



126675

85610
Borg Warner Auto
Common
099724106
$679
16850
x



6700

10150
Bristol-Myers/Squibb
Common
110122108
$216
3890
x



0

3890
Broadcom Corp
Common
111320107
$542
26710
x



11435

15275
Burlington Res Inc.
Common
122014103
$529
15450
x



5000

10450
Certegy Inc.
Common
156880106
$344
13250
x



5350

7900
Charter One Financial, Inc.
Common
160903100
$2,871
101739
x



66990

34749
Chevron
Common
166751107
$8,399
99109
x



65625

33484
Cisco Systems,Inc.
Common
17275R102
$556
45647
x



18288

27359
CMS Energy Corp
Common
125896100
$314
15675
x



0

15675
Compuware Corp
Common
205638109
$1,702
204275
x



139200

65075
ConAgra
Common
205887102
$3,462
154200
x



123850

30350
Conectiv, Inc.
Common
206829103
$319
13575
x



0

13575
Cooper Tire & Rubber
Common
216831107
$782
54900
x



18800

36100
Corning Inc.
Common
219350105
$578
65490
x



23400

42090
Cummins Engine
Common
231021106
$258
7825
x



0

7825
Cypress Semiconductor C
Common
232806109
$230
15500
x



15500

0
Danaher Corp
Common
235851102
$499
10586
x



0

10586
Dell Computer Corp
Common
247025109
$3,355
181040
x



93875

87165
EMC Corp
Common
268648102
$380
32329
x



12324

20005
Emerson Electric
Common
291011104
$5,381
114340
x



70875

43465
Engelhard Corp.
Common
292845104
$688
29775
x



12500

17275
Equifax
Common
294429105
$580
26500
x



10700

15800
Exelon Corp.
Common
30161N101
$556
12470
x



175

12295
Fairchild Semicnd Intl Cl A
Common
303726103
$4,980
310255
x



176725

133530
Federal Home Loan Mtg.
Common
313400301
$6,041
92940
x



48550

44390
Federal Nat'l Mtg
Common
313586109
$5,915
73880
x



41550

32330
First Data Corp.
Common
319963104
$3,898
66915
x



26900

40015
Firstenergy Corp.
Common
337932107
$7,105
197645
x



110050

87595
FleetBoston Financial Corp.
Common
339030108
$2,114
57530
x



44250

13280
FX Energy Inc
Common
302695101
$29
10000
x



0

10000
Gannett Co
Common
364730101
$5,060
84181
x



46650

37531
Gemstar- TV Guide Intl Inc.
Common
36866W106
$523
26513
x



0

26513
General Dynamics Corp
Common
369550108
$8,417
95300
x



52000

43300
General Motors
Common
370442105
$5,040
117490
x



74700

42790
Georgia Pacific
Common
373298108
$4,755
165155
x



97525

67630
Global Crossing, Ltd
Common
G3921A100
$157
87380
x



36125

51255
Golden West Financial Corp
Common
381317106
$654
11250
x



0

11250
Guidant Corp
Common
401698105
$3,940
102325
x



72650

29675
Hershey Foods
Common
427866108
$9,609
147000
x



85675

61325
Hilton Hotels
Common
432848109
$398
50650
x



20300

30350
Hormel Foods Corp
Common
440452100
$800
33875
x



11400

22475
Host Marriott Corp.
Common
44107P104
$431
61150
x



23000

38150
Int'l Business Machines
Common
459200101
$5,260
57347
x



31900

25447
Int'l Flavors & Fragrances
Common
459506101
$813
29350
x



10000

19350
J.P. Morgan Chase & Co.
Common
46625H100
$3,453
101100
x



78190

22910
Johnson & Johnson
Common
478160104
$1,370
24726
x



550

24176
Kerr-McGee
Common
492386107
$694
13375
x



5000

8375
Knight Ridder Inc
Common
499040103
$796
14250
x



5900

8350
Lehman Br Holdings
Common
524908100
$5,572
98005
x



58525

39480
Liz Claiborne Inc.
Common
539320101
$6,191
164210
x



90100

74110
Merck
Common
589331107
$7,975
119741
x



68850

50891
Metlife Inc Com
Common
59156R108
$5,499
185168
x



129700

55468
Microsoft Corp.
Common
594918104
$829
16193
x



275

15918
Minnesota Mining & Mfg.
Common
604059105
$6,159
62588
x



36650

25938
Morgan Stanley Dean Witter & C
Common
617446448
$5,210
112410
x



63100

49310
Mylan Labs
Common
628530107
$310
9500
x



9300

200
NRG Energy Inc Com
Common
629377102
$4,149
255945
x



135525

120420
Oracle
Common
68389X105
$723
57507
x



1300

56207
Pfizer
Common
717081103
$4,813
120020
x



57675

62345
Phillips Petroleum
Common
718507106
$737
13665
x



650

13015
PPG Industries
Common
693506107
$3,810
83285
x



55850

27435
Purchasepro.Com, Inc.
Common
746144104
$10
16666
x



0

16666
QSound Labs, Inc.
Common
74728C109
$8
12500
x



0

12500
Qualcomm, Inc.
Common
747525103
$3,935
82765
x



38550

44215
Royal Caribbean Cruises
Common
V7780T103
$2,479
231025
x



146250

84775
SBC Communications
Common
78387G103
$6,208
131743
x



82780

48963
Scient Corp.
Common
80864H109
$5
19000
x



0

19000
Sherwin-Williams
Common
824348106
$338
15200
x



0

15200
Sonus Networks Inc Com
Common
835916107
$66
22049
x



9025

13024
Sprint Corp. (PCS Group)
Common
852061506
$804
30595
x



13050

17545
Sun Microsystems
Common
866810104
$2,989
361463
x



158142

203321
Sunguard Data Systems, Inc.
Common
867363103
$1,507
64500
x



39000

25500
Supervalu Inc.
Common
868536103
$4,050
200200
x



137900

62300
Texaco, Inc.
Common
881694103
$598
9200
x



0

9200
Textron, Inc.
Common
883203101
$482
14350
x



6300

8050
Torchmark Corp
Common
891027104
$1,043
26750
x



9000

17750
Tyco Int'l, Ltd.
Common
902124106
$4,856
106735
x



68400

38335
United Technologies
Common
913017109
$4,710
101285
x



59900

41385
Verizon Communications
Common
92343V104
$4,944
91377
x



63115

28262
Washington Mutual Inc.
Common
939322103
$7,723
200691
x



106550

94141
Webster Financial Corp.
Common
947890109
$689
20900
x



0

20900
Wellpoint Health Ntwk.
Common
94973H108
$5,054
46305
x



21150

25155
Whirlpool Corp.
Common
963320106
$4,122
74470
x



46850

27620
Column Total


$268,506







